Note Payable (Details Narrative) 10Q - USD ($)				9 Months Ended		12 Months Ended
	Jan. 29, 2018	Mar. 20, 2017	Mar. 21, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Payment advanced by related party							$ 10,000
Notes payable				$ 845,000		125,000	$ 226,300
Fair value of common shares issued	$ 125,000			$ 3,065,837		$ 181,845
Number of common stock shares issued upon conversion	1,250,000					1,026,195
DelMorgan Group LLC [Member]
Payment advanced by related party			$ 125,000
Interest rate			12.00%
Third - Party Lender [Member] | Extension Agreement [Member]
Maturity date		Mar. 21, 2018